Long-term debt - Narrative (Details) $ in Millions, $ in Millions	Feb. 18, 2025 CAD ($) series	Feb. 18, 2025 USD ($) series	Dec. 31, 2024	May 24, 2024 CAD ($)	Feb. 15, 2024 CAD ($)	Feb. 15, 2024 USD ($)	Nov. 14, 2023 CAD ($)	Aug. 11, 2023 CAD ($)	May 11, 2023 CAD ($)	May 11, 2023 USD ($)	Feb. 09, 2023 CAD ($)
Series M-61 Medium Term Notes Debentures
Disclosure of detailed information about borrowings [line items]
Principal amount				$ 400
Series M-61 Medium Term Notes Debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				5.60%
Series M-63 Medium Term Notes Debentures
Disclosure of detailed information about borrowings [line items]
Principal amount				$ 1,100
Series M-63 Medium Term Notes Debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				5.15%
Series US -9 Medium Term Notes Debentures
Disclosure of detailed information about borrowings [line items]
Principal amount					$ 942	$ 700
Series US -9 Medium Term Notes Debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)					5.20%	5.20%
Series US -10 Medium Term Notes Debentures
Disclosure of detailed information about borrowings [line items]
Principal amount					$ 1,009	$ 750
Series US -10 Medium Term Notes Debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)					5.55%	5.55%
Fixed-to-Fixed Rate Junior Subordinated Notes | Public Offering
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 3,187	$ 2,250
Number of series of notes in public offering | series	2	2
Fixed-to-Fixed Rate Junior Subordinated Notes, Series A due 2055 | Public Offering
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,416	$ 1,000
Borrowings, interest rate, reset term	5 years	5 years
Borrowings, interest rate, term	5 years	5 years
Borrowings, adjustment to interest rate basis	2.39%	2.39%
Borrowings, redemption price, percentage	100.00%
Fixed-to-Fixed Rate Junior Subordinated Notes, Series A due 2055 | Five Year Fixed Interest Rate | Public Offering
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	6.875%	6.875%
Fixed-to-Fixed Rate Junior Subordinated Notes, Series A due 2055 | Interest Rate Floor | Public Offering
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	6.875%	6.875%
Series M-57 Medium Term Notes Debentures
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 300
Series M-57 Medium Term Notes Debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)							5.85%
Series M-62 Medium Term Notes Debentures
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 700
Series M-62 Medium Term Notes Debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)							5.25%
Series M-60 Medium Term Note Debentures
Disclosure of detailed information about borrowings [line items]
Principal amount								$ 600
Series M-60 Medium Term Note Debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)								5.15%
Series M-61 Medium Term Note Debentures
Disclosure of detailed information about borrowings [line items]
Principal amount								$ 400
Series M-61 Medium Term Note Debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)								5.60%
Series US-8 Notes
Disclosure of detailed information about borrowings [line items]
Principal amount									$ 1,138	$ 850
Series US-8 Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)									5.10%	5.10%
Series M-58 Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount											$ 1,050
Series M-58 Medium Term Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)											4.55%
Series M-59 Medium Term Notes Debentures
Disclosure of detailed information about borrowings [line items]
Principal amount											$ 450
Series M-59 Medium Term Notes Debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)											5.15%
Fixed-to-Fixed Rate Junior Subordinated Notes, Series B due 2055 | Public Offering
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,771	$ 1,250
Borrowings, interest rate, reset term	5 years	5 years
Borrowings, interest rate, term	5 years	5 years
Borrowings, adjustment to interest rate basis	2.363%	2.363%
Borrowings, redemption price, percentage	100.00%
Fixed-to-Fixed Rate Junior Subordinated Notes, Series B due 2055 | Five Year Fixed Interest Rate | Public Offering
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	7.00%	7.00%
Fixed-to-Fixed Rate Junior Subordinated Notes, Series B due 2055 | Interest Rate Floor | Public Offering
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	7.00%	7.00%
Bottom of range
Disclosure of detailed information about borrowings [line items]
Number of days between invoice date and payment due date for trade payables that are not part of supplier finance arrangements			30 days
Top of range
Disclosure of detailed information about borrowings [line items]
Number of days between invoice date and payment due date for trade payables that are not part of supplier finance arrangements			60 days
Financial liabilities that are part of supplier finance arrangements
Disclosure of detailed information about borrowings [line items]
Supplier finance arrangement, term			5 years